Deutsche
Asset Management
                                                                       [DB Logo]




Summary Prospectus | July 31, 2017



Deutsche Massachusetts Tax-Free Fund





 CLASS/Ticker    A   SQMAX    C   SQMCX    S   SCMAX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at deutschefunds.com/ mutualpros. You can also get this information at no cost by e-mailing a request to service@db.com, calling (800) 728-3337 or asking your financial advisor. The prospectus and SAI, both dated July 31, 2017, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks income that is exempt from Massachusetts personal and federal income taxes.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Deutsche funds. More information about these and other discounts and waivers is available from your financial professional and in Choosing a Share Class in the prospectus (p. 12), Sales Charge Waivers and Discounts Available Through Intermediaries in the prospectus (Appendix B, p. 32) and Purchase and Redemption of Shares in the fund's SAI (p. II-16).


SHAREHOLDER FEES (paid directly from your investment)


                                                        A          C      S
                                               ----------  ---------  -----
Maximum sales charge (load) imposed on
purchases, as % of offering price                   2.75     None     None
----------------------------------------------      ----     --       ---
Maximum deferred sales charge (load), as % of
redemption proceeds                               None     1.00       None
----------------------------------------------    ------   ----       ---
Account Maintenance Fee (annually, for fund
account balances below $10,000 and subject to
certain exceptions)                              $   20    $20        $20
----------------------------------------------   -------   ----       ---

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                                        A          C           S
                                                ---------  ---------  ----------
Management fee1                                     0.44       0.44       0.44
-----------------------------------------------     ----       ----       ----
Distribution/service (12b-1) fees                   0.24       1.00      None
-----------------------------------------------     ----       ----      -----
  Interest expense                                  0.10       0.10       0.10
  Other expenses                                    0.23       0.25       0.32
TOTAL OTHER EXPENSES                                0.33       0.35       0.42
-----------------------------------------------     ----       ----      -----
TOTAL ANNUAL FUND OPERATING EXPENSES                1.01       1.79       0.86
-----------------------------------------------     ----       ----      -----
Fee waiver/expense reimbursement                    0.06       0.09       0.16
-----------------------------------------------     ----       ----      -----
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE
WAIVER/EXPENSE REIMBURSEMENT                        0.95       1.70       0.70
-----------------------------------------------     ----       ----      -----

The Advisor has contractually agreed through July 31, 2018 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at ratios no higher than 0.85%, 1.60% and 0.60% (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) for Class A, Class C and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEARS           A         C         S
-------  --------  --------  --------
1        $ 369     $ 273     $  72
--       -----     -----     -----
3          582       555       258
--       -----     -----     -----
5          812       961       461
--       -----     -----     -----
10       1,472     2,098     1,046
--       -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         C         S
-------  --------  --------  --------
1        $ 369     $ 173     $  72
--       -----     -----     -----
3          582       555       258
--       -----     -----     -----
5          812       961       461
--       -----     -----     -----
10       1,472     2,098     1,046
--       -----     -----     -----

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2017: 34%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in Massachusetts municipal securities. For purposes of this 80% requirement, Massachusetts municipal securities are securities whose income is exempt from federal and Massachusetts personal income taxes, which may include securities of issuers located outside Massachusetts. The fund may invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT).


The fund can buy many types of municipal securities with no maturity restrictions. These may include, without limitation, revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include private activity and industrial development bonds, municipal lease obligations and investments representing an interest therein.


The fund normally invests at least 75% of total assets in municipal securities of the top four grades of credit quality. The fund could invest up to 25% of total assets in high yield, below investment-grade bonds (commonly referred to as "junk" bonds) of the fifth and sixth credit grades (i.e., as low as grade
B).


MANAGEMENT PROCESS. Portfolio management looks for securities that appear to offer the best total return potential. In making buy and sell decisions, portfolio management typically weighs a number of factors, including economic outlooks, possible interest rate movements, yield levels across varying maturities, characteristics of specific securities, such as coupon, maturity date and call date, and changes in supply and demand within the municipal bond market.


Although portfolio management may adjust the fund's duration (a measure of sensitivity to interest rates) over a wider range, they generally intend to keep it similar to that of the Bloomberg Barclays Municipal Bond Index, which is generally between five and nine years.


DERIVATIVES. Portfolio management generally may use interest rate swaps, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), to manage the duration of the investment portfolio (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes). Portfolio management may also use tender option bond transactions to seek to enhance potential gains.


The fund may leverage its assets through the use of proceeds received through tender option bond transactions. In a tender option bond transaction, the fund transfers fixed-rate long-term municipal bonds into a special purpose entity (a "TOB Trust"). A TOB Trust typically issues two classes of beneficial interests: short-term floating rate interests ("TOB Floaters"), which are sold to third party investors, and residual inverse floating rate interests ("TOB Inverse Floater Residual Interests"), which are generally held by the fund.


The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the duration of



                                       2
                                            Deutsche Massachusetts Tax-Free Fund


                                                SUMMARY PROSPECTUS July 31, 2017
the fund's debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.


Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high-yield securities is greater than for higher-rated securities.


For securities that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases to insure securities. Because guarantors may insure many types of securities, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.


FOCUS RISK - MASSACHUSETTS MUNICIPAL SECURITIES. Because the fund focuses its investments in Massachusetts municipal securities, its performance can be more volatile than that of a fund that invests more broadly, and it has a relatively large exposure to financial stresses affecting Massachusetts. For example, industries significant to the state's economy, such as the technology, biotech, financial services or healthcare industries could experience downturns or fail to develop as expected, hurting the local economy. Fluctuations in unemployment levels or in the state or national economy could result in decreased tax revenues. Massachusetts could also face severe fiscal difficulties, for example, an economic downturn, increased expenditures on domestic security or reduced monetary support from the federal government. Over time, these issues may impair the ability of the state, municipalities, or other authorities to repay their obligations or to pay debt service on those obligations and could result in a downgrade of Massachusetts' credit rating or the ratings of authorities or political subdivisions of Massachusetts.


MARKET RISK. Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in that market. Developments in a particular class of debt securities or the stock market could also adversely affect the fund by reducing the relative attractiveness of debt securities as an investment. Also, to the extent that the fund emphasizes debt securities from any given state or region, it could be hurt if that state or region does not do well.


TAX RISK. Income from municipal securities held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a securities issuer. In addition, a portion of the fund's otherwise exempt-interest distributions may be taxable to those shareholders subject to the federal AMT.


PRIVATE ACTIVITY AND INDUSTRIAL DEVELOPMENT BOND RISK. The payment of principal and interest on these bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of property financed as security for such payment.


TENDER OPTION BONDS RISK. The fund's participation in tender option bond transactions may reduce the fund's returns or increase volatility. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in TOB Inverse Floater Residual Interests will typically involve more risk than an investment in the underlying municipal bonds. The interest payment on TOB Inverse Floater Residual Interests generally will decrease when short-term interest rates increase. There are also risks associated with the tender option bond structure, which could result in terminating the trust. If a TOB Trust is terminated, the fund must sell other assets to buy back the TOB Floaters, which could negatively impact performance. Events that could cause a termination of the TOB Trust include a deterioration in the financial condition of the liquidity provider, a deterioration in the credit quality of underlying municipal bonds, or a decrease in the value of the underlying bonds due to rising interest rates.


NON-DIVERSIFICATION RISK. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of municipalities, industries, companies, economic trends, the relative attractiveness of different securities or other matters.


US TERRITORY AND COMMONWEALTH OBLIGATIONS RISK. Adverse political and economic conditions and developments affecting any territory or Commonwealth of the US may, in turn, negatively affect the value of the fund's holdings in such obligations. In recent years, Puerto Rico has experienced a recession and difficult economic conditions, which may negatively affect the value of any holdings the fund may have in Puerto Rico municipal obligations.


DERIVATIVES RISK. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the



                                       3
                                            Deutsche Massachusetts Tax-Free Fund


                                                SUMMARY PROSPECTUS July 31, 2017
derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund, and in extreme conditions, the fund could have difficulty meeting redemption requests.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


ETF RISK. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The fund incurs brokerage costs when it buys and sells shares of an ETF and also bears its proportionate share of the ETF's fees and expenses, which are passed through to ETF shareholders.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]







  2007      2008       2009       2010       2011       2012      2013       2014      2015      2016
  3.49       -5.14     17.39       -0.48     10.69      8.40       -5.05     9.91      2.72       -0.24





                   RETURNS   PERIOD ENDING
 BEST QUARTER      8.32%     September 30, 2009
 WORST QUARTER     -5.84%    December 31, 2010
 YEAR-TO-DATE      3.01%     June 30, 2017

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2016 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                       4
                                            Deutsche Massachusetts Tax-Free Fund


                                                SUMMARY PROSPECTUS July 31, 2017

                                   CLASS           1          5         10
                               INCEPTION        YEAR      YEARS      YEARS
                             -----------  ----------  ---------  ---------
CLASS A before tax           6/18/2001        -2.99       2.43       3.65
---------------------------  ---------       ------       ----       ----
  After tax on distribu-
  tions                                       -2.99       2.43       3.65
  After tax on distribu-
  tions and sale of fund
  shares                                      -0.57       2.43       3.65
---------------------------  ---------       ------       ----       ----
CLASS C before tax           6/18/2001        -0.99       2.23       3.16
---------------------------  ---------       ------       ----       ----
CLASS S before tax           5/28/1987        0.01        3.25       4.18
---------------------------  ---------       ------       ----       ----
BLOOMBERG BARCLAYS
MUNICIPAL BOND INDEX
(reflects no deduction for
fees, expenses or taxes)                      0.25        3.28       4.25
---------------------------  ---------       ------       ----       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

ASHTON P. GOODFIELD, CFA, MANAGING DIRECTOR. Co-Lead Portfolio Manager of the fund. Began managing the fund in 2014.


REBECCA L. FLINN, DIRECTOR. Co-Lead Portfolio Manager of the fund. Began managing the fund in 1999.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                        AUTOMATIC
                              UGMAS/   INVESTMENT
         NON-IRA      IRAS     UTMAS        PLANS
       ---------  --------  --------  -----------
A C     1,000       500      1,000         500
-----   -----       ---      -----         ---
S       2,500     1,000      1,000       1,000
-----   -----     -----      -----       -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. The minimum additional investment in all other instances is $50.



TO PLACE ORDERS


MAIL           New Accounts             Deutsche Asset Management
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   Deutsche Asset Management
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            Deutsche Asset Management
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          Deutsche Asset Management
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                deutschefunds.com
TELEPHONE                               (800) 728-3337, M - F 8 a.m. - 7 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 7 p.m. ET



The fund is generally open on days when the New York Stock Exchange is open for regular trading. Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone; however you may have to elect certain privileges on your initial account application. If you are working with a financial advisor, contact your financial advisor for assistance with buying or selling fund shares.


Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally exempt from regular federal and Massachusetts state income tax. All or a portion of the fund's dividends may be subject to the federal alternative minimum tax.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund, the Advisor, and/or the Advisor's affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


                                       5
                                            Deutsche Massachusetts Tax-Free Fund
                                      SUMMARY PROSPECTUS July 31, 2017 DMATF-SUM